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FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:			Bush O'Donnell Investment Advisors, Inc.
Address:		101 S. Hanley Rd., Suite 1260
			St. Louis, MO 63105
13F File Number:	028-05533

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Mark J. Reed
Title:		Managing Director
Phone:		314-727-4555

Signature, Place, and Date of Signing:

Mark J. Reed
St. Louis, Missouri
August 17, 2009

Report Type (check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION PAGE

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FORM 13F SUMMARY PAGE

Report summary:

List of Other Included Managers:  0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $131,249,359
List of Other Included Managers:

NONE

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
Form 13F Information Table
			Value	Shares/	Sh/	Put/	Investment	Other	            Voting Authority
Name of Issuer	Title of Class	Cusip	(x$1000)	Prn Amt	Prn	Call	Discretion	Managers	Sole	Shared	None
3M CO			COM	88579Y101	5163	SH	85905		SOLE				85905
ARCHER DANIELS MIDLAND	COM	039483102	4802	SH	179367		SOLE				179367
AMERICAN EXPRESS CO	COM	025816109	3739	SH	160907		SOLE				160907
ANSWERS CORP		COM	03662X100	345	SH	42750		NONE						42750
ATHENAHEALTH, INC	COM	04685W103	821	SH	22193		NONE						22193
BERKSHIRE HATHAWAY CL A	COM	084670108	5850	SH	65		SOLE				65
BERKSHIRE HATHAWAY CL B	COM	084670207	1978	SH	683		SOLE				683
BOARDWALK PIPELINE PTN	LP	096627104	218	SH	9675		SOLE				9675
BRISTOL MYERS SQUIBB CO	COM	110122108	322	SH	15830		SOLE				15830
COLGATE PALMOLIVE CO	COM	194162103	10686	SH	151066		SOLE				151066
EMERSON 		COM	291011104	5422	SH	167357		SOLE				167357
ENBRIDGE ENERGY PTN	LP	29250r106	242	SH	6265		SOLE				6265
ENTERPRISE PRODUCTS PTN	LP	293792107	264	SH	10605		SOLE				10605
EXPRESS SCRIPTS		COM	302182100	14688	SH	213649		SOLE				213649
EXXON MOBIL CORP	COM	30231G102	3126	SH	44720		SOLE				44720
FEDEX CORP		COM	31428x106	3839	SH	69014		SOLE				69014
GOLDMAN SACHS GRP	COM	38141G104	638	SH	4325		SOLE				4325
HOME DEPOT CO		COM	437076102	4706	SH	199181		SOLE				199181
INERGY LP		LP	456615103	874	SH	34305		SOLE				34305
JOHNSON & JOHNSON CO.	COM	478160104	7498	SH	131999		SOLE				131999
MERCK & CO INC		COM	589331107	883	SH	31574		SOLE				31574
MOODYS CORP		COM	615369105	4050	SH	153700		SOLE				153700
NORTHERN TRUST		COM	665859104	4945	SH	92125		SOLE				92125
PEPSICO INC		COM	713448108	8044	SH	146359		SOLE				146359
PLAINS ALL-AMERICAN	LP	726503105	249	SH	5860		SOLE				5860
PROCTOR & GAMBLE CO.	COM	742718109	7243	SH	141741		SOLE				141741
SCHERING PLOUGH CORP	COM	806605101	403	SH	16024		SOLE				16024
UNITED PARCEL SERV B	COM	911312106	485	SH	9700		SOLE				9700
UNITED TECH CORP	COM	913017109	5960	SH	114712		SOLE				114712
WALGREEN CO		COM	931422109	6651	SH	226223		SOLE				226223
WAL MART STORES		COM	931142103	9721	SH	200671		SOLE				200671
WELLPOINT HEALTH NTWKS	COM	94973H108	931	SH	18302		NONE				18302
WESTERN UNION CO	COM	959802109	6462	SH	394030		SOLE				394030